Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits - USD ($)	Apr. 30, 2023	Oct. 31, 2022
Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits [Line Items]
Total franchise security deposits	$ 137,443	$ 130,131
Guangxi Rongxian Junsheng Automobile Trading Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits [Line Items]
Total franchise security deposits	21,701	20,547
Chongqing Suiqian Trading Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits [Line Items]
Total franchise security deposits	28,935	27,396
Guangxi Yulin Shangfeng Automobile Sales Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits [Line Items]
Total franchise security deposits	28,935	27,396
Jiangxi Haomen Automobile Sales Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits [Line Items]
Total franchise security deposits	14,468	13,698
Guangxi Zhanyuan Automobile Sales Co., Ltd [Member]
Deferred Income and Others Long Term Liabilities (Details) - Schedule of Franchise Security Deposits [Line Items]
Total franchise security deposits	$ 43,404	$ 41,094